Convertible Notes - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($) Tranche $ / shares shares	Dec. 31, 2018 USD ($) Tranche $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Number of closed tranches of private placement | Tranche		3	3
Private placement of note, percentage		12.00%	12.00%
Proceeds from private placement of notes		$ 28,900
Number of each convertible into units consisting of common shares | shares		1.6	1.6
Number of each convertible into units consisting of common share purchase warrant | shares		0.8	0.8
Convertible notes maturing period		12 months	12 months
Convertible notes allocated to equity		$ 3,200
Issue of convertible notes	$ 3,232	$ 24,531
Convertible notes, principal amount				$ 21,200	$ 2.5
Convertible notes, principal amount repaid to unit holders				$ 1,000	$ 2.4
Ordinary Shares
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Equity units issued | shares				6,200,000	6,200,000
Warrants
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Equity units issued | shares				3,600,000	3,600,000
Convertible Notes
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Interest rate payable, percent	12.00%	12.00%	12.00%
Issue of convertible notes	$ 3,232
Top of Range
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Common share purchase warrant holding period		12 months	12 months
CAD Offering
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Proceeds from private placement of notes		$ 22,200
USD Offering
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Proceeds from private placement of notes			$ 5.0
CAD Denominated Convertible Notes
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Offering convertible price per unit | $ / shares		$ 3.91
USD Denominated Convertible Notes
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Offering convertible price per unit | $ / shares			$ 3.13
Directors and Officers
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Issue of convertible notes		$ 7,000